Consolidated Statements of Operations In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 United States of America, Dollars USD ($)
Net revenue	604,559	530,829	651,656	$ 96,055
Costs and expenses:
Commissions and other agent-related costs	(428,920)	(318,872)	(289,146)	(68,149)
Operating costs	(296,652)	(199,670)	(119,605)	(47,133)
Selling, general and administrative expenses	(218,110)	(176,271)	(101,421)	(34,654)
Goodwill impairment losses	(30,614)			(4,864)
Net change in fair value of contingent consideration	25,716			4,086
Total costs and expenses	(948,580)	(694,813)	(510,172)	(150,714)
Income (loss) from operations	(344,021)	(163,984)	141,484	(54,659)
Interest income	5,845	6,685	2,244	929
Other income	2,086	9,350		331
Foreign currency exchange loss	(5,713)	(12,161)	(496)	(908)
Income (loss) before income tax and share of associates' losses	(341,803)	(160,110)	143,232	(54,307)
Income tax	(1,103)	(2,985)	(8,275)	(175)
Share of associates' (loss) income	2,496	(605)	(162)	397
Net Income (loss)	(340,410)	(163,700)	134,795	(54,085)
Net loss attributable to non-controlling interests	3,895	1,462	246	619
Net Income (loss) attributable to IFM Investments Limited	(336,515)	(162,238)	135,041	(53,466)
Accretion of convertible redeemable preferred shares		(1,213)	(16,426)
Income allocated to participating preferred shareholders			(64,639)
Net Income (loss) attributable to ordinary shareholders	(336,515)	(163,451)	53,976	$ (53,466)
Net income (loss) per share, basic (in CNY and dollars per share)	(0.50)	(0.25)	0.21	$ (0.08)
Net income (loss) per share, diluted (in CNY and dollars per share)	(0.50)	(0.25)	0.20	$ (0.08)
Net income (loss) per ADS, basic (in CNY and dollars per share)	(22.66)	(11.24)	9.34	$ (3.60)
Net income (loss) per ADS, diluted (in CNY and dollars per share)	(22.66)	(11.24)	9.19	$ (3.60)
Shares used in calculating net income (loss) per share, basic (in shares)	668,291	654,637	260,000	668,291
Shares used in calculating net income (loss) per share, diluted (in shares)	668,291	654,637	264,396	668,291
Number of ADS used in calculating net income (loss) per ADS, basic (in shares)	14,851	14,547	5,778	14,851
Number of ADS used in calculating net income (loss) per ADS, diluted (in shares)	14,851	14,547	5,875	14,851